Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

These condensed consolidated interim financial statements of the Company have been prepared, without audit, in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, these condensed consolidated financial statements do not include all information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as of and for the year ended December 31, 2021. The Company continues to follow the accounting policies set forth in those audited consolidated financial statements. In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments that are necessary for a fair presentation of the Company’s interim financial position, operating results and cash flows for the periods presented.

Basis of presentation

These consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Recapitalization Transaction

Recapitalization Transaction

The Recapitalization Transaction (see Note 3 - Recapitalization Transaction) was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, for financial reporting purposes, MUDS has been treated as the “acquired” company and Hycroft Mining Corporation (“Seller”) has been treated as the “acquirer”. This determination was primarily based on (1) stockholders of Seller immediately prior to the Recapitalization Transaction having a relative majority of the voting power of the combined entity; (2) the operations of Seller prior to the Recapitalization Transaction comprising the only ongoing operations of the combined entity; (3) four of the seven members of the Board of Directors immediately following the Recapitalization Transaction were directors of Seller immediately prior to the Recapitalization Transaction; and (4) executive and senior management of Seller comprises the same for the Company.

Based on Seller being the accounting acquirer, the financial statements of the combined entity represent a continuation of the financial statements of Seller, with the acquisition treated as the equivalent of Seller issuing stock for the net assets of MUDS, accompanied by a recapitalization. The net assets of MUDS were recognized at historical cost as of the date of the Recapitalization Transaction, with no goodwill or other intangible assets recorded. Comparative information prior to the Recapitalization Transaction in these financial statements are those of Seller and the accumulated deficit of Seller has been carried forward after the Recapitalization Transaction. The shares and net loss per common share prior to the Recapitalization Transaction have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). See Note 3 - Recapitalization Transaction for additional information.

Liquidity

Liquidity

As of March 31, 2022, the Company had available cash on hand of $172.8 million and working capital of $175.0 million which is expected to provide it with the necessary liquidity to fund its operating and investing requirements and future obligations as they become due within the next twelve months from the date of this filing.

While the Company expects to continue processing gold and silver ore on the leach pads and partially offset the cash that is projected to be used in its operations and investing activities, the Company does not expect to generate net positive cash from operations for the foreseeable future. Accordingly, the Company will be dependent on its unrestricted cash and other sources of cash to fund its business. As discussed in Note 13 - Stockholders’ Equity, the Company raised gross proceeds of $194.4 million in March 2022 through the following equity financings:

● On March 14, 2022, the Company entered into subscription agreements with American Multi-Cinema, Inc. and 2176423 Ontario Limited pursuant to which the Company agreed to sell an aggregate of 46,816,480 units at a purchase price of $1.193 per unit for total gross proceeds, before deduction of fees and expenses, of $55.9 million.

● On March 15, 2022, the Company implemented an at-the-market offering program pursuant to which the Company registered the offer and sale from time to time of its common stock having an aggregate offering price of up to $500.0 million of gross proceeds. Under the at-the-market offering, which was completed on March 25, 2022, the Company sold 89,553,584 shares of common stock for gross proceeds, before commissions and offering expenses, of $138.6 million.

Also, as discussed in Note 9 - Debt, Net, as a result of the equity financings above, the Company reached an agreement with Sprott Private Resource Lending II (Collector), LP (the “Lender”) with respect to the Credit Agreement among Hycroft Mining Holding Corporation, as borrower, Autar Gold Corporation MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC, Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”), which required the Company to prepay principal under the facility in the amount of $10.0 million following the Company’s receipt of the $55.9 million cash proceeds discussed above. The Company also made the additional prepayment of $13.9 million on March 30, 2022.

In addition to the above equity financings, the Company will continue to evaluate alternatives to raise additional capital necessary to fund the future development of the Hycroft Mine and will continue to explore other strategic initiatives to enhance stockholder value.

Historically, the Company has been dependent on various forms of debt and equity financing to fund its business. While the Company has been successful in the past raising funds through equity and debt financings, no assurance can be given that additional financing will be available to it in amounts sufficient to meet the Company’s needs or on terms acceptable to the Company. In the event that funds are not available, the Company may be required to materially change its business plans.

Liquidity

As of December 31, 2021, the Company had available cash on hand of $12.3 million and working capital of $6.1 million which, along with additional funds received subsequent to year-end, is expected to provide it with the necessary liquidity to fund its operating and investing requirements and future obligations as they become due within the next twelve months from the date of this filing.

While the Company expects to continue processing gold and silver ore on the leach pads after ceasing mining operations for the pre-commercial scale ROM operation and partially offset the cash that is projected to be used in its operations and investing activities, the Company does not expect to generate net positive cash from operations for the foreseeable future. Accordingly, the Company will be dependent on its unrestricted cash and other sources of cash to fund its business. As discussed in Note 25 - Subsequent Events, the Company raised gross proceeds of $194.4 million in March 2022 through the following equity financings:

● On March 14, 2022, the Company entered into subscription agreements with two private investors pursuant to which the Company agreed to sell an aggregate of 46,816,480 units at a purchase price of $1.193 per unit for total net proceeds of $55.9 million.

● On March 15, 2022, the Company implemented an at-the-market offering program pursuant to which the Company has registered the offer and sale from time to time of its common stock having an aggregate offering price of up to $500.0 million of gross proceeds. Under the at-the-market offering, the Company sold 89,553,602 shares of common stock for net proceeds of $138.6 million.

Also, as discussed in Note 25 - Subsequent Events, as a result of the equity financings above, the Company reached an agreement with the Lender (as hereinafter defined) with respect to the Sprott Credit Agreement which required the Company to prepay principal under the facility in the amount of $10.0 million following the Company’s receipt of the $55.9 million cash proceeds discussed above. In addition, the Company made the additional prepayment of $13.9 million on March 30, 2022.

In addition to the above equity financings, the Company will continue to evaluate alternatives to raise additional capital necessary to fund the future development of the Hycroft Mine and will continue to explore other strategic initiatives to enhance stockholder value.

Historically, the Company has been dependent on various forms of debt and equity financing to fund its business. While the Company has been successful in the past raising funds through equity and debt financings, no assurance can be given that additional financing will be available to it in amounts sufficient to meet the Company’s needs or on terms acceptable to the Company. In the event that funds are not available, the Company may be required to materially change its business plans.

Use of estimates

Use of estimates

The preparation of the Company’s condensed consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in these condensed consolidated financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver ounces on leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; estimates of mineral resources; estimates of life-of-mine production timing, volumes, costs and prices; future mining and current and future processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these condensed consolidated financial statements, and such differences could be material. Accordingly, amounts presented in these condensed consolidated financial statements are not indicative of results that may be expected for future periods.

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver ounces on stockpiles, leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral resources; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on technical analyses and measurements, historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.

Cash

Cash

Cash consisted of cash balances as of December 31, 2021. The Company has not experienced any losses on cash balances and believes that no significant risk of loss exists with respect to its cash. As of December 31, 2021, and December 31, 2020, the Company held no cash equivalents.

Restricted cash

Restricted cash is held as collateral for surety bonds that the Company uses to fulfill financial assurance obligations related to reclamation activity (see Note 13 - Asset Retirement Obligation for further detail.) Restricted cash is excluded from cash and is listed separately on the Consolidated Balance Sheets. As of December 31, 2021, and December 31, 2020, the Company held $34.3 million and $39.7 million in restricted cash, respectively. See Note 7 - Restricted Cash for additional information.

Accounts receivable

Accounts receivable

Accounts receivable consists of amounts due from customers for gold and silver sales. The Company evaluates the customers’ credit risk, payment history and financial condition to determine whether an allowance for doubtful accounts is necessary. The Company did not have accounts receivable amounts outstanding as of December 31, 2021 and the Company did not have a recorded allowance for doubtful accounts as of December 31, 2020.

Inventories and Ore on Leach Pads

Inventories and Ore on Leach Pads

The Company’s production-related inventories include: (i) stockpiles; (ii) ore on leach pads; (iii) in-process inventories; and (iv) doré, off-site carbon and slag finished goods. Production-related inventories are carried at the lower of average cost or net realizable value per estimated recoverable gold ounce, which is computed for each category of production-related inventories at each reporting period.

Net realizable value represents the estimated future gold revenue of production-related inventories after adjusting for silver by-product revenue and deductions for further processing, refining, and selling costs. The estimated future revenue is calculated using sales prices based on the London Bullion Market Association’s (“LBMA”) quoted period-end gold prices. Estimates for silver revenue by-products credits is based on LBMA quoted period-end silver prices and deductions for estimated costs to complete reflect the Company’s historical experience and expected processing, refining and selling plans. Actual net realizable values for gold sales may be different from such estimates. Changes to inputs and estimates resulting from changes in facts and circumstances are recognized as a change in management estimate on a prospective basis.

Stockpiles

Stockpiles represent ore that has been extracted from the mine and is available for further processing. Stockpiles are subject to oxidation over time which can impact expected future recoveries depending on the process recovery method. The value of the stockpiles is measured by estimating the number of tons added and removed from the stockpiles, the number of contained ounces based on assay data, and the estimated metallurgical recovery rates based on the expected processing method. Costs are added to the value of the stockpiles based on current mining costs, including applicable overhead and depreciation and amortization relating to the Company’s mining operations.

Ore on leach pads

Ore on leach pads represents ore that has been mined and placed on leach pads where a solution is applied to dissolve the contained gold and silver. Costs are added to ore on leach pads based on current mining costs, including reagents, leaching supplies, and applicable depreciation and amortization relating to mining operations. As gold-bearing materials are further processed, costs are transferred from ore on leach pads to in-process inventories at an average cost per estimated recoverable ounce of gold.

Although the quantities of recoverable metal placed on the leach pads are reconciled by comparing the grades of ore placed on pads to the quantities of metal actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored, and estimates are refined based on actual results over time and changes in future estimates.

In-process inventories

In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe plant or carbon-in-column processing method. As gold ounces are recovered from in-process inventories, costs, including conversion costs are transferred to precious metals inventory at an average cost per ounce of gold.

Precious metals inventory

Precious metals inventory consists of doré and loaded carbon containing both gold and silver, which is ready for offsite shipment or at a third-party refiner before being sold to a third party. As gold ounces are sold, costs are recognized in Production costs and Depreciation and amortization in the consolidated statements of operations at an average cost per gold ounce sold.

Materials and supplies

Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight. The Company monitors its materials and supplies for turnover and obsolescence and records losses for excess and obsolete inventory, as appropriate.

Property, plant, equipment, and mine development, net

Plant, equipment, and mine development, net

Expenditures for new facilities and equipment, and expenditures that extend the useful lives or increase the capacity of existing facilities or equipment are capitalized and recorded at cost. Such costs are depreciated using either the straight-line method over the estimated productive lives of such assets or the units-of-production method (when actively operating). For equipment and facilities that are constructed by the Company, interest is capitalized to the cost of the underlying asset while being constructed until such asset is ready for its intended use. See Note 6 - Plant, Equipment, and Mine Development, Net for additional information.

Mine development

Mine development costs include the cost of engineering and metallurgical studies, drilling and assaying costs to delineate an ore body, environmental permitting costs, and the building of infrastructure. Any of the above costs incurred before mineralization is classified as proven and probable mineral reserves are expensed.

Drilling, engineering, metallurgical, and other related costs are capitalized for an ore body where proven and probable reserves exist and the activities are directed at obtaining additional information on the ore body, converting non-reserve mineralization to proven and probable mineral reserves, infrastructure planning, or supporting the environmental impact statement and permitting activities. All other exploration drilling costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to production-related inventories and upon the sale of gold ounces are included in Cost of sales on the Consolidated Statements of Operations.

Mine development costs are amortized using the units-of-production method based upon estimated recoverable ounces in proven and probable mineral reserves. To the extent such capitalized costs benefit an entire ore body, they are amortized over the estimated life of that ore body. Capitalized costs that benefit specific ore blocks or areas are amortized over the estimated life of that specific ore block or area. Recoverable ounces are determined by the Company based upon its proven and probable mineral reserves and estimated metal recoveries associated with those mineral reserves.

Impairment of long-lived assets and Assets held for sale

Impairment of long-lived assets

The Company’s long-lived assets consist of Plant, equipment, and mine development, net. The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Events that may trigger a test for recoverability include, but are not limited to, significant adverse changes to projected revenues, costs, or future expansion plans or changes to federal and state regulations (with which the Company must comply) that may adversely impact the Company’s current or future operations. An impairment is determined to exist if the total projected future cash flows on an undiscounted basis are less than the carrying amount of a long-lived asset group. An impairment loss is measured and recorded based on the excess carrying value of the impaired long-lived asset group over fair value.

In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows and estimates of fair value are based on numerous assumptions and are subject to significant risks and uncertainties. See Note 6 - Plant, Equipment, and Mine Development, Net for additional information.

During the year ended December 31, 2021, the Company determined a triggering event had occurred, as a result of the Company ceasing mining operations and determining the Novel Process used in the 2019 Hycroft TRS was no longer expected to be economic. In addition, the 2022 Hycroft TRS did not include estimates of proven and probable reserves. As a result, the Company did not have a basis for projecting future cash flows on an undiscounted basis. The Company used a market-based approach for determining fair value based on sales transactions of comparable assets. Because the Company’s estimated fair value of long-lived assets held and used exceeded their carrying value, the Company determined that, except for an impairment charge of $6.7 million recognized for capitalized Mine development, no additional impairments of long-lived assets were necessary at December 31, 2021. See Note 6 - Plant, Equipment, and Mine Development, Net for discussion of impairment of capitalized Mine development

Assets held for sale

The Company classifies long-lived assets or disposal groups to be sold as held for sale in the period in which all of the following criteria are met: (1) management, having the authority to approve the action, commits to a plan to sell the asset or disposal group; (2) the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; (3) an active program to locate a buyer and other actions required to complete the plan to sell the asset or disposal group have been initiated; (4) the sale of the asset or disposal group is probable, and transfer of the asset or disposal group is expected to qualify for recognition as a completed sale within one year, except if events or circumstances beyond our control extend the period of time required to sell the asset or disposal group beyond one year; (5) the asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures a long-lived asset or disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held-for-sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset or disposal group until the date of sale. The Company assesses the fair value of a long-lived asset or disposal group less any costs to sell each reporting period it remains classified as held for sale and report any subsequent changes as an adjustment to the carrying value of the asset or disposal group, as long as the new carrying value does not exceed the carrying value of the asset at the time it was initially classified as held for sale.

Upon determining that a long-lived asset or disposal group meets the criteria to be classified as held for sale, the Company ceases depreciation and reports long-lived assets and/or the assets and liabilities of the disposal group as Assets held for sale, in our Consolidated Balance Sheets.

Deferred gain on sale of royalty

Deferred gain on sale of royalty

The Company’s Deferred gain on sale of royalty is carried at amortized cost with reductions calculated by dividing actual gold and silver production by the estimated total life-of-mine production from proven and probable mineral reserves. Any updates to proven and probable mineral reserves or the estimated life-of-mine production profile would result in prospective adjustments to the amortization calculation used to reduce the carrying value of the royalty obligation. Amortization reductions to the Deferred gain on sale of royalty are recorded to Production costs which is included in Cost of sales. A portion of the Company’s Deferred gain on sale of royalty is classified as current based upon the estimated gold and silver expected to be produced over the next 12 months. The Deferred gain on sale of royalty and its embedded features do not meet the requirements for derivative accounting.

Asset retirement obligation

Asset retirement obligation

The Company’s mining and exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. The Company’s asset retirement obligation (“ARO”), associated with long-lived assets are those for which there is a legal obligation to settle under existing law, statute, written or oral contract or by legal construction. The Company’s ARO relates to its operating property, the Hycroft Mine, and was recognized as a liability at fair value in the period incurred. An ARO, which is initially estimated based on discounted cash flow estimates, is accreted to full value over time using the expected timing of future payments through charges to Accretion in the Consolidated Statements of Operations. In addition, asset retirement costs (“ARC”) are capitalized as part of the related asset’s carrying value and are depreciated on a straight-line method or units of production basis over the related long-lived asset’s useful life. The Company’s ARO is adjusted annually, or more frequently if necessary, to reflect changes in the estimated present value resulting from revisions to the timing or amount of reclamation and closure costs. Estimated mine reclamation and closure costs, may increase or decrease significantly in the future as a result of changes in regulations, mine plans, cost estimates, or other factors.

Revenue recognition

Revenue recognition

The Company recognizes revenue for gold and silver sales when it satisfies the performance obligation of transferring finished inventory to the customer, which generally occurs when the refiner notifies the customer that gold has been credited or irrevocably pledged to their account, at which point the customer obtains the ability to direct the use and obtain substantially all of the remaining benefits of ownership of the asset. The transaction amount is determined based on the agreed upon sales prices and the number of ounces delivered. Concurrently, the payment date is agreed upon, which is usually within one week of the sale date. The majority of sales are in the form of doré bars, but the Company also sells gold and silver laden carbon and slag, a by-product. All sales are final.

Mine site period costs

Mine site period costs

Mine site period costs are generally the result of costs related to activities at the Hycroft Mine that do not qualify for capitalization to production-related inventories or adjustments to production inventories that are the result of recurring or significant downtime or delays, unusually high levels of repairs, inefficient operations, overuse of processing reagents, inefficient cost-volume structures, or other costs and activities, and cannot be recorded to production-related inventories based on the threshold established by the calculation of the estimated net realizable value per ounce of gold, which incorporates estimated future processing, refining, and selling costs, as well as the value for silver by-product.

The following table summarize the components of Mine site period costs (dollars in thousands):

	Year Ended December 31,
	2021	2020
Production related costs	$36,512	$44,127
Capitalized depreciation and amortization	1,654	2,988
Total	$38,166	$47,115

Stock-based compensation

Stock-based compensation

Stock-based compensation costs for non-employee Directors and eligible employees are measured at fair value on the date of grant. Stock-based compensation costs are charged to General and administrative on the Consolidated Statements of Operations over the requisite service period. The fair value of awards is determined using the stock price on either the date of grant (if subject only to service conditions) or the date that the Compensation Committee of the Board of Directors establishes applicable performance targets (if subject to performance conditions). The Company records forfeitures as they occur. See Note 16 - Stock-Based Compensation for additional information.

Income taxes

Income taxes

The Company accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset for the Company, as measured by the statutory tax rates in effect at the anticipated time of reversal. The Company derives its deferred income tax provision or benefit by recording the change in either the net deferred income tax liability or asset balance for the year. See Note 17 - Income Taxes for additional information.

The Company’s deferred income tax assets include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. Evidence evaluated includes past operating results, forecasted earnings, estimated future taxable income, and prudent and feasible tax planning strategies. The assumptions utilized in determining future taxable income require significant judgment and are consistent with the plans and estimates used to manage the underlying business.

As necessary, the Company also provides reserves against the benefits of uncertain tax positions taken on its tax filings. The necessity for and amount of a reserve is established by determining, based on the weight of available evidence, the amount of benefit that is more likely than not to be sustained upon audit for each uncertain tax position. The difference, if any, between the full benefit recorded on the tax return and the amount more likely than not to be sustained is recorded as a liability on the Company’s Consolidated Balance Sheets unless the additional tax expense that would result from the disallowance of the tax position can be offset by a net operating loss, a similar tax loss, or a tax credit carryforward. In that case, the reserve is recorded as a reduction to the deferred tax asset associated with the applicable net operating loss, similar tax loss, or tax credit carryforward.

Fair value measurements

Fair value measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis;

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain financial instruments, including Cash, Restricted cash, Accounts receivable, Prepaids and other, net, and Accounts payable and accrued expenses, are carried at cost, which approximates their fair value due to the short-term nature of these instruments. See Note 20 - Fair Value Measurements for additional information.

Warrants

Warrants

Warrant liabilities

The Company accounts for certain warrants to purchase shares of the Company’s common stock that were issued to the SPAC sponsor and/or underwriter in a private placement and/or pursuant to a forward purchase contract (the “5-Year Private Warrants”) that are not indexed to the Company’s own stock as Warrant liabilities at fair value on the Consolidated Balance Sheets. These warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of Other expenses on the Consolidated Statements of Operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the (i) exercise or expiration of the 5-Year Private Warrants or (ii) the transfer of any 5-Year Private Warrants to any person who is not a permitted transferee, at which time the warrant liability will be reclassified to Additional paid-in capital on the Consolidated Balance Sheets.

Equity classified warrants

Warrants that are considered indexed to the Company’s own stock, which are not required to be recorded as a liability are measured at fair value at the date of issuance and included in Additional paid-in capital on the Consolidated Balance Sheets and do not require subsequent remeasurement of the fair value.

Projects, exploration and development

Projects, exploration and development

Costs incurred for exploration, development and other project related expenses that do not qualify for capitalization are expensed within Projects, exploration and development, which is included in Operating expenses on the Consolidated Statements of Operations. Projects, exploration and development costs include expenditures for: (i) publishing technical studies; (ii) conducting geological studies; (iii) oversight and project management; and (iv) drilling, engineering, and metallurgical activities related to exploration and development.

Accounting pronouncements not yet adopted

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. The Company early adopted ASU 2020-06 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance was effective for annual periods beginning after December 15, 2021 and the Company adopted ASU 2019-12 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (i) an adjustment to equity and, if so, the related earnings per share effects, if any, or (ii) an expense and, if so, the manner and pattern of recognition. For emerging growth companies, the new guidance was effective for annual periods beginning after December 15, 2021 and the Company adopted ASU 2021-04 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

Recently adopted accounting pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (“ASU 2016-02”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) (“ASU 2019-10”) that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

The Company early adopted this standard as of January 1, 2021 using the modified retrospective approach. The comparative information has not been adjusted and continues to be reported under the accounting standard in effect for those periods.

The new standard offers a number of optional practical expedients of which the Company elected the following:

Transition elections: The Company elected the land easements practical expedient whereby existing land easements were not reassessed under the new standard.

Ongoing accounting policy elections: The Company elected the short-term lease recognition exemption whereby right-of-use assets and lease liabilities will not be recognized for leasing arrangements with terms less than one year. The Company elected the practical expedient to not separate lease and non-lease components for the majority of its underlying asset classes.

Based on contracts outstanding at January 1, 2021, the adoption of the new standard resulted in the recognition of additional operating lease ROU assets and lease liabilities of $0.1 million, and finance lease ROU assets and lease liabilities of $0.3 million. ROU assets are included in Plant, equipment, and mine development, net on the Consolidated Balance Sheets, and lease liabilities are included in the non-current portion of Other liabilities on the Consolidated Balance Sheets. Adoption of this standard did not have a material impact to the Consolidated Statements of Operations or the Consolidated Statements of Cash Flows.

Accounting pronouncements not yet adopted

In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2021. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g,, warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (i) an adjustment to equity and, if so, the related earnings per share effects, if any, or (ii) an expense and, if so, the manner and pattern of recognition. The new guidance is effective for annual and interim periods beginning after December 15, 2021, and early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.